CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid in Capital	Accumulated Earnings (Deficit)
Beginning Balance (Predecessor) at Dec. 31, 2013	$ 95,882
Beginning Balance at Dec. 31, 2013	95,882
Capital contributions | Predecessor	89,437
Capital contributions	89,437
Notes receivable from members | Predecessor	8,109
Notes receivable from members	8,109
Net income (loss) | Predecessor	(14,437)
Net income (loss)	(14,437)
Ending Balance (Predecessor) at Dec. 31, 2014	178,991
Ending Balance at Dec. 31, 2014	178,991
Balance at inception of common control (February 17, 2015) | Previous Owner	86,478
Balance at inception of common control (February 17, 2015)	86,478
Capital contributions | Predecessor	125,850
Capital contributions | Previous Owner	208,376
Capital contributions	334,226
Property contributions | Previous Owner	40,116
Property contributions	40,116
Common control step up in basis | Previous Owner	42,671
Common control step up in basis	42,671
Notes receivable from members | Predecessor	(753)
Notes receivable from members	(753)
Net income (loss) | Predecessor	(29,955)
Net income (loss) | Previous Owner	(3,085)
Net income (loss)	(33,040)
Ending Balance (Predecessor) at Dec. 31, 2015	274,133
Ending Balance (Previous Owner) at Dec. 31, 2015	374,556
Ending Balance at Dec. 31, 2015	648,689
Capital contributions | Predecessor	10,837
Capital contributions | Previous Owner	97,000
Capital contributions	107,837
Property contributions | Previous Owner	329
Property contributions	329
Notes receivable from members | Predecessor	(132)
Notes receivable from members	(132)
Net income (loss) | Predecessor	(33,998)
Net income (loss) | Previous Owner	(2,681)
Net income (loss)	(47,076)			$ (10,397)
Issuance of common stock	412,500	$ 275	$ 412,225
Costs incurred in connection with initial public offering	(19,252)		(19,252)
Issuance of common stock in connection with the Acquisition	19,626	13	19,613
Dissolution of notes receivable from members | Predecessor	2,575
Dissolution of notes receivable from members	2,575
Amortization of equity awards	68	4	64
Issuance of shares in connection with Corporate Reorganization | Predecessor	(253,415)
Issuance of shares in connection with Corporate Reorganization | Previous Owner	(469,204)
Issuance of shares in connection with Corporate Reorganization		625	721,994
Tax related effects in connection with Corporate Reorganization and initial public offering	(117,276)		(117,276)
Ending Balance at Dec. 31, 2016	1,007,888	917	1,017,368	(10,397)
Net income (loss)	46,618			46,618
Issuance of common stock	34,457	23	34,434
Costs incurred in connection with initial public offering	(1,872)		(1,872)
Issuance of common stock in connection with the Acquisition	60,754	55	60,699
Accrual of preferred stock paid-in-kind dividend	(73)			(73)
Amortization of equity awards	1,803	16	1,787
Ending Balance at Jun. 30, 2017	$ 1,149,575	$ 1,011	$ 1,112,416	$ 36,148